UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH & INCOME FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH & INCOME FUND
OCTOBER 31, 2008




















                                                                      (Form N-Q)

48451 -1208                                  (C)2008, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA GROWTH & INCOME FUND
October 31, 2008 (unaudited)

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (98.4%)

               COMMON STOCKS (97.6%)

               CONSUMER DISCRETIONARY (12.5%)
               ------------------------------
               ADVERTISING (0.7%)
      577,000  Interpublic Group of Companies, Inc.  *                                     $        2,994
      130,800  Omnicom Group, Inc.                                                                  3,864
                                                                                          ---------------
                                                                                                    6,858
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
       90,100  Coach, Inc.  *                                                                       1,856
       85,000  Hanesbrands, Inc.  *                                                                 1,485
       21,900  True Religion Apparel, Inc.  *                                                         367
                                                                                          ---------------
                                                                                                    3,708
                                                                                          ---------------
               APPAREL RETAIL (1.4%)
       38,900  Aeropostale, Inc.  *                                                                   942
       97,000  Guess?, Inc.                                                                         2,112
       68,500  Gymboree Corp.  *                                                                    1,771
       90,000  Ross Stores, Inc.                                                                    2,942
       77,000  TJX Companies, Inc.                                                                  2,060
      140,000  Urban Outfitters, Inc.  *                                                            3,044
                                                                                          ---------------
                                                                                                   12,871
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.9%)
      164,400  BorgWarner, Inc.                                                                     3,694
      246,300  Johnson Controls, Inc.                                                               4,367
                                                                                          ---------------
                                                                                                    8,061
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.3%)
       57,100  Advance Auto Parts, Inc.                                                             1,781
       49,200  O'Reilly Automotive, Inc.  *                                                         1,334
                                                                                          ---------------
                                                                                                    3,115
                                                                                          ---------------
               CABLE & SATELLITE (1.0%)
      579,900  Comcast Corp. "A"                                                                    9,139
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
      166,400  International Game Technology                                                        2,330
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.5%)
      160,600  Gamestop Corp. "A"  *                                                                4,399
                                                                                          ---------------
               DEPARTMENT STORES (1.5%)
      170,200  J.C. Penney Co., Inc.                                                                4,071
      191,000  Kohl's Corp.  *                                                                      6,710
      229,400  Macy's, Inc.                                                                         2,819
                                                                                          ---------------
                                                                                                   13,600
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.3%)
       91,000  Family Dollar Stores, Inc.                                                           2,449
                                                                                          ---------------


================================================================================
1   |  USAA GROWTH & INCOME FUND

================================================================================

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               HOME IMPROVEMENT RETAIL (0.6%)
       46,900  Home Depot, Inc.                                                            $        1,106
      150,000  Lowe's Companies, Inc.                                                               3,255
       27,300  Sherwin-Williams Co.                                                                 1,554
                                                                                          ---------------
                                                                                                    5,915
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (1.3%)
      290,600  Carnival Corp.                                                                       7,381
      166,900  Royal Caribbean Cruises Ltd.                                                         2,263
      118,300  Starwood Hotels and Resorts Worldwide, Inc.                                          2,667
                                                                                          ---------------
                                                                                                   12,311
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.5%)
      137,600  Stanley Works                                                                        4,505
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.3%)
       81,600  Fortune Brands, Inc.                                                                 3,112
                                                                                          ---------------
               INTERNET RETAIL (0.6%)
       91,306  Amazon.com, Inc.  *                                                                  5,226
       10,800  Priceline.com, Inc.  *                                                                 569
                                                                                          ---------------
                                                                                                    5,795
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.5%)
      425,000  News Corp. "A"                                                                       4,522
                                                                                          ---------------
               RESTAURANTS (1.2%)
       87,000  McDonald's Corp.                                                                     5,040
      439,700  Starbucks Corp.  *                                                                   5,773
                                                                                          ---------------
                                                                                                   10,813
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.2%)
       94,800  Service Corp. International                                                            654
       36,900  Steiner Leisure Ltd.  *                                                                956
                                                                                          ---------------
                                                                                                    1,610
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
       68,400  Staples, Inc.                                                                        1,329
                                                                                          ---------------
               Total Consumer Discretionary                                                       116,442
                                                                                          ---------------

               CONSUMER STAPLES (6.3%)
               -----------------------
               DISTILLERS & VINTNERS (0.4%)
      188,600  Constellation Brands, Inc. "A"  *                                                    2,365
       25,100  Diageo plc ADR                                                                       1,561
                                                                                          ---------------
                                                                                                    3,926
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.6%)
      206,500  Sysco Corp.                                                                          5,410
                                                                                          ---------------
               FOOD RETAIL (0.1%)
       75,600  SUPERVALU, Inc.                                                                      1,077
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.5%)
       63,990  Procter & Gamble Co.                                                                 4,130
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.6%)
      105,705  Wal-Mart Stores, Inc.                                                                5,899
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.9%)
       56,000  General Mills, Inc.                                                                  3,794
       55,000  H.J. Heinz Co.                                                                       2,410
       69,183  Kraft Foods, Inc. "A"                                                                2,016
                                                                                          ---------------
                                                                                                    8,220
                                                                                          ---------------
               SOFT DRINKS (0.7%)
      115,160  PepsiCo, Inc.                                                                        6,565
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   2

================================================================================

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               TOBACCO (2.5%)
      104,600  Altria Group, Inc.                                                          $        2,007
       71,700  Imperial Tobacco Group plc ADR                                                       3,822
       48,800  Lorillard, Inc.                                                                      3,214
      203,760  Philip Morris International, Inc.                                                    8,858
       58,800  Reynolds American, Inc.                                                              2,879
       40,500  UST, Inc.                                                                            2,737
                                                                                          ---------------
                                                                                                   23,517
                                                                                          ---------------
               Total Consumer Staples                                                              58,744
                                                                                          ---------------

               ENERGY (9.7%)
               -------------
               COAL & CONSUMABLE FUELS (0.5%)
      144,700  Peabody Energy Corp.                                                                 4,994
                                                                                          ---------------
               INTEGRATED OIL & GAS (3.0%)
      105,600  Chevron Corp.                                                                        7,878
       66,600  ConocoPhillips                                                                       3,464
       30,050  Exxon Mobil Corp.                                                                    2,227
       13,000  Hess Corp.                                                                             783
      242,670  Marathon Oil Corp.                                                                   7,062
       34,800  Murphy Oil Corp.                                                                     1,762
       83,900  Occidental Petroleum Corp.                                                           4,660
                                                                                          ---------------
                                                                                                   27,836
                                                                                          ---------------
               OIL & GAS DRILLING (0.6%)
       73,100  Atwood Oceanics, Inc.  *                                                             2,009
      136,700  Hercules Offshore, Inc.  *                                                             997
       30,100  Noble Corp.                                                                            969
       16,520  Transocean, Inc.  *                                                                  1,360
                                                                                          ---------------
                                                                                                    5,335
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.5%)
      144,500  Baker Hughes, Inc.                                                                   5,050
      313,280  Halliburton Co.                                                                      6,200
       82,800  National-Oilwell Varco, Inc.  *                                                      2,475
                                                                                          ---------------
                                                                                                   13,725
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (3.4%)
       55,495  Apache Corp.                                                                         4,569
       20,575  Chesapeake Energy Corp.                                                                452
      117,655  EOG Resources, Inc.                                                                  9,521
       53,600  Noble Energy, Inc.                                                                   2,777
      147,000  Southwestern Energy Co.  *                                                           5,236
       44,300  St. Mary Land & Exploration Co.                                                      1,103
      117,313  Ultra Petroleum Corp.  *                                                             5,461
       72,666  XTO Energy, Inc.                                                                     2,612
                                                                                          ---------------
                                                                                                   31,731
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       56,900  Sunoco, Inc.                                                                         1,735
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      185,900  El Paso Corp.                                                                        1,803
      163,350  Spectra Energy Corp.                                                                 3,158
                                                                                          ---------------
                                                                                                    4,961
                                                                                          ---------------
               Total Energy                                                                        90,317
                                                                                          ---------------

               FINANCIALS (16.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
      188,100  Bank of New York Mellon Corp.                                                        6,132
       21,642  BlackRock, Inc. "A"                                                                  2,842
       41,705  Invesco Ltd. ADR                                                                       622


================================================================================
3   |  USAA GROWTH & INCOME FUND

================================================================================

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       48,000  Northern Trust Corp.                                                        $        2,703
       71,793  T. Rowe Price Group, Inc.                                                            2,839
                                                                                          ---------------
                                                                                                   15,138
                                                                                          ---------------
               CONSUMER FINANCE (1.6%)
       99,200  American Express Co.                                                                 2,728
      124,085  Capital One Financial Corp.                                                          4,854
      310,100  Discover Financial Services                                                          3,799
      337,500  SLM Corp.  *                                                                         3,601
                                                                                          ---------------
                                                                                                   14,982
                                                                                          ---------------
               DIVERSIFIED BANKS (1.8%)
      487,600  Wells Fargo & Co.                                                                   16,603
                                                                                          ---------------
               INSURANCE BROKERS (0.2%)
       84,000  Willis Group Holdings Ltd.                                                           2,204
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.8%)
      255,083  Charles Schwab Corp.                                                                 4,877
       50,100  Goldman Sachs Group, Inc.                                                            4,634
      297,100  Morgan Stanley                                                                       5,191
      180,000  TD Ameritrade Holding Corp.  *                                                       2,392
                                                                                          ---------------
                                                                                                   17,094
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.1%)
      148,400  AFLAC, Inc.                                                                          6,571
       67,200  MetLife, Inc.                                                                        2,233
       97,900  Principal Financial Group, Inc.                                                      1,859
                                                                                          ---------------
                                                                                                   10,663
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.0%)
        2,600  Hartford Financial Services Group, Inc.                                                 27
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.8%)
      223,715  Bank of America Corp.                                                                5,407
      750,200  Citigroup, Inc.                                                                     10,240
      260,360  JPMorgan Chase & Co.                                                                10,740
                                                                                          ---------------
                                                                                                   26,387
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.3%)
      128,070  ACE Ltd.                                                                             7,346
       51,000  Allstate Corp.                                                                       1,346
       98,900  Assured Guaranty Ltd.                                                                1,111
       70,000  Axis Capital Holdings Ltd.                                                           1,993
        8,980  XL Capital Ltd. "A"                                                                     87
                                                                                          ---------------
                                                                                                   11,883
                                                                                          ---------------
               REGIONAL BANKS (2.1%)
       46,300  City National Corp.                                                                  2,478
      479,600  Fifth Third Bancorp                                                                  5,204
      176,106  Huntington Bancshares, Inc.                                                          1,664
       54,170  PNC Financial Services Group, Inc.                                                   3,612
      154,700  SunTrust Banks, Inc.                                                                 6,210
                                                                                          ---------------
                                                                                                   19,168
                                                                                          ---------------
               REITS - MORTGAGE (0.3%)
      187,800  Annaly Capital Management, Inc.                                                      2,610
                                                                                          ---------------
               REITS - RETAIL (0.5%)
       69,935  Simon Property Group, Inc.                                                           4,688
                                                                                          ---------------
               SPECIALIZED FINANCE (0.7%)
      171,200  CIT Group, Inc.                                                                        709
       10,000  CME Group, Inc.                                                                      2,822
       29,000  IntercontinentalExchange, Inc.  *                                                    2,481
                                                                                          ---------------
                                                                                                    6,012
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |   4

================================================================================

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.5%)
       71,400  New York Community Bancorp, Inc.                                           $         1,118
      176,360  People's United Financial, Inc.                                                      3,086
                                                                                          ---------------
                                                                                                    4,204
                                                                                          ---------------
               Total Financials                                                                   151,663
                                                                                          ---------------

               HEALTH CARE (16.9%)
               -------------------
               BIOTECHNOLOGY (5.0%)
      237,250  Amgen, Inc.  *                                                                      14,209
       74,001  Celgene Corp.  *                                                                     4,755
       59,200  Cephalon, Inc.  *                                                                    4,246
       42,829  Genentech, Inc.  *                                                                   3,552
      220,290  Genzyme Corp.  *                                                                    16,055
       75,000  Gilead Sciences, Inc.  *                                                             3,439
                                                                                          ---------------
                                                                                                   46,256
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (4.0%)
      118,800  Baxter International, Inc.                                                           7,186
      199,625  Covidien Ltd.                                                                        8,841
       61,700  Hill-Rom Holdings, Inc.                                                              1,404
       15,800  Hospira, Inc.  *                                                                       439
       15,000  Intuitive Surgical, Inc.  *                                                          2,592
      228,085  Medtronic, Inc.                                                                      9,199
      132,200  St. Jude Medical, Inc.  *                                                            5,028
       49,900  Zimmer Holdings, Inc.  *                                                             2,317
                                                                                          ---------------
                                                                                                   37,006
                                                                                          ---------------
               HEALTH CARE SERVICES (1.6%)
       43,700  DaVita, Inc.  *                                                                      2,480
       50,000  Express Scripts, Inc.  *                                                             3,030
      128,400  Medco Health Solutions, Inc.  *                                                      4,873
      105,100  Omnicare, Inc.                                                                       2,898
       41,800  Quest Diagnostics, Inc.                                                              1,956
                                                                                          ---------------
                                                                                                   15,237
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.1%)
      103,462  Illumina, Inc.  *                                                                    3,190
       47,400  Invitrogen Corp.  *                                                                  1,365
       50,600  Millipore Corp.  *                                                                   2,625
       60,900  Pharmaceutical Product Development, Inc.                                             1,887
       31,900  Waters Corp.  *                                                                      1,397
                                                                                          ---------------
                                                                                                   10,464
                                                                                          ---------------
               MANAGED HEALTH CARE (1.3%)
       54,200  CIGNA Corp.                                                                            883
      219,565  Coventry Health Care, Inc.  *                                                        2,896
       15,100  Health Net, Inc.  *                                                                    194
       37,700  Humana, Inc.  *                                                                      1,116
      174,910  UnitedHealth Group, Inc.                                                             4,151
       77,728  WellPoint, Inc.  *                                                                   3,021
                                                                                          ---------------
                                                                                                   12,261
                                                                                          ---------------
               PHARMACEUTICALS (3.9%)
      155,990  Abbott Laboratories                                                                  8,603
      145,900  Allergan, Inc.                                                                       5,788
      182,100  Bristol-Myers Squibb Co.                                                             3,742
       19,300  Johnson & Johnson                                                                    1,184
       45,625  Merck & Co., Inc.                                                                    1,412
      208,100  Pfizer, Inc.                                                                         3,686
       68,135  Schering-Plough Corp.                                                                  987
      344,500  Wyeth                                                                               11,086
                                                                                          ---------------
                                                                                                   36,488
                                                                                          ---------------
               Total Health Care                                                                  157,712
                                                                                          ---------------


================================================================================
5   |  USAA GROWTH & INCOME FUND

================================================================================

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               INDUSTRIALS (12.0%)
               -------------------
               AEROSPACE & DEFENSE (1.6%)
       42,600  Goodrich Corp.                                                             $         1,557
      144,330  Honeywell International, Inc.                                                        4,395
       53,400  L-3 Communications Holdings, Inc.                                                    4,335
       14,090  Lockheed Martin Corp.                                                                1,198
       50,320  Precision Castparts Corp.                                                            3,261
                                                                                          ---------------
                                                                                                   14,746
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (1.0%)
      121,200  FedEx Corp.                                                                          7,923
       39,000  Hub Group, Inc. "A"  *                                                               1,226
                                                                                          ---------------
                                                                                                    9,149
                                                                                          ---------------
               BUILDING PRODUCTS (0.3%)
      262,000  Masco Corp.                                                                          2,659
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.3%)
       74,000  Jacobs Engineering Group, Inc.  *                                                    2,696
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
       28,525  Caterpillar, Inc.                                                                    1,089
       38,000  Deere & Co.                                                                          1,465
      193,550  PACCAR, Inc.                                                                         5,659
       29,100  Terex Corp.  *                                                                         486
                                                                                          ---------------
                                                                                                    8,699
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
       62,400  Emerson Electric Co.                                                                 2,042
       22,787  First Solar, Inc.  *                                                                 3,275
       37,300  Thomas & Betts Corp.  *                                                                886
                                                                                          ---------------
                                                                                                    6,203
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
       92,000  Stericycle, Inc.  *                                                                  5,376
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
       56,500  ABB Ltd. ADR                                                                           743
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
       37,200  Manpower, Inc.                                                                       1,158
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.7%)
      793,185  General Electric Co.                                                                15,475
       17,700  McDermott International, Inc.  *                                                       303
                                                                                          ---------------
                                                                                                   15,778
                                                                                          ---------------
               INDUSTRIAL MACHINERY (1.8%)
       39,400  Eaton Corp.                                                                          1,757
       44,500  Graco, Inc.                                                                          1,101
      305,900  Illinois Tool Works, Inc.                                                           10,214
       17,500  ITT Corp.                                                                              779
      120,800  Pall Corp.                                                                           3,190
                                                                                          ---------------
                                                                                                   17,041
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.5%)
       68,000  Avery Dennison Corp.                                                                 2,381
       67,300  Herman Miller, Inc.                                                                  1,481
       28,800  Pitney Bowes, Inc.                                                                     714
                                                                                          ---------------
                                                                                                    4,576
                                                                                          ---------------
               RAILROADS (1.8%)
      102,900  Burlington Northern Santa Fe Corp.                                                   9,164
       85,000  CSX Corp.                                                                            3,886
       61,000  Norfolk Southern Corp.                                                               3,656


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        6,000  Union Pacific Corp.                                                        $           401
                                                                                          ---------------
                                                                                                   17,107
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.3%)
       46,000  FTI Consulting, Inc.  *                                                              2,680
                                                                                          ---------------
               TRUCKING (0.4%)
       88,400  Ryder System, Inc.                                                                   3,502
                                                                                          ---------------
               Total Industrials                                                                  112,113
                                                                                          ---------------

               INFORMATION TECHNOLOGY (15.1%)
               ------------------------------
               APPLICATION SOFTWARE (0.9%)
      112,500  Amdocs Ltd.  *                                                                       2,538
       44,600  Autodesk, Inc.  *                                                                      951
      181,700  Intuit, Inc.  *                                                                      4,553
                                                                                          ---------------
                                                                                                    8,042
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.4%)
      184,550  Cisco Systems, Inc.  *                                                               3,280
       76,565  Corning, Inc.                                                                          829
       91,000  Nokia Corp. ADR                                                                      1,382
        1,300  Polycom, Inc.  *                                                                        27
      178,650  QUALCOMM, Inc.                                                                       6,835
       10,075  Research In Motion Ltd.  *                                                             508
                                                                                          ---------------
                                                                                                   12,861
                                                                                          ---------------
               COMPUTER HARDWARE (2.7%)
       53,000  Apple, Inc.  *                                                                       5,702
      300,180  Hewlett-Packard Co.                                                                 11,491
       85,030  International Business Machines Corp.                                                7,905
                                                                                          ---------------
                                                                                                   25,098
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
      263,310  EMC Corp.  *                                                                         3,102
      317,900  NetApp, Inc.  *                                                                      4,301
      250,700  Seagate Technology                                                                   1,697
                                                                                          ---------------
                                                                                                    9,100
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
       30,500  Alliance Data Systems Corp.  *                                                       1,530
       63,400  Computer Sciences Corp.  *                                                           1,912
       27,698  MasterCard, Inc. "A"                                                                 4,094
       73,168  Visa, Inc. "A"                                                                       4,050
      195,820  Western Union Co.                                                                    2,988
                                                                                          ---------------
                                                                                                   14,574
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
       87,400  Amphenol Corp. "A"                                                                   2,504
       17,000  Mettler Toledo International, Inc.  *                                                1,301
                                                                                          ---------------
                                                                                                    3,805
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.4%)
      304,275  Activision Blizzard, Inc.  *                                                         3,791
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
       26,000  Akamai Technologies, Inc.  *                                                           374
       13,877  Google, Inc. "A"  *                                                                  4,987
                                                                                          ---------------
                                                                                                    5,361
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
       63,200  Cognizant Technology Solutions Corp. "A"  *                                          1,213
      142,100  Perot Systems Corp. "A"  *                                                           2,045
                                                                                          ---------------
                                                                                                    3,258
                                                                                          ---------------


================================================================================
7   |  USAA GROWTH & INCOME FUND

================================================================================

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (0.1%)
      108,100  Applied Materials, Inc.                                                    $         1,396
                                                                                          ---------------
               SEMICONDUCTORS (2.6%)
      268,400  Analog Devices, Inc.                                                                 5,733
      284,773  Broadcom Corp. "A"  *                                                                4,864
      830,700  Intel Corp.                                                                         13,291
       10,200  Xilinx, Inc.                                                                           188
                                                                                          ---------------
                                                                                                   24,076
                                                                                          ---------------
               SYSTEMS SOFTWARE (3.1%)
       70,930  BMC Software, Inc.  *                                                                1,831
       66,994  McAfee, Inc.  *                                                                      2,181
      573,510  Microsoft Corp.                                                                     12,807
      338,380  Oracle Corp.  *                                                                      6,189
      201,200  VMware, Inc. "A"  *                                                                  6,237
                                                                                          ---------------
                                                                                                   29,245
                                                                                          ---------------
               Total Information Technology                                                       140,607
                                                                                          ---------------

               MATERIALS (1.9%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
       71,700  E.I. du Pont de Nemours & Co.                                                        2,295
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.3%)
       25,385  Companhia Vale Do Rio Doce ADR                                                         333
       68,050  Freeport-McMoRan Copper & Gold, Inc.                                                 1,980
                                                                                          ---------------
                                                                                                    2,313
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
       62,315  Agrium, Inc.                                                                         2,367
       26,000  CF Industries Holdings, Inc.                                                         1,669
       59,000  Monsanto Co.                                                                         5,250
       12,100  Potash Corp. of Saskatchewan, Inc.                                                   1,031
                                                                                          ---------------
                                                                                                   10,317
                                                                                          ---------------
               INDUSTRIAL GASES (0.2%)
       22,000  Praxair, Inc.                                                                        1,433
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
       43,800  Pactiv Corp.  *                                                                      1,032
                                                                                          ---------------
               Total Materials                                                                     17,390
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
      550,105  AT&T, Inc.                                                                          14,727
      133,000  Verizon Communications, Inc.                                                         3,946
                                                                                          ---------------
                                                                                                   18,673
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
       65,430  NII Holdings, Inc. "B"  *                                                            1,685
    1,108,600  Sprint Nextel Corp.                                                                  3,470
                                                                                          ---------------
                                                                                                    5,155
                                                                                          ---------------
               Total Telecommunication Services                                                    23,828
                                                                                          ---------------

               UTILITIES (4.4%)
               ----------------
               ELECTRIC UTILITIES (2.7%)
      232,190  American Electric Power Co., Inc.                                                    7,576
      116,100  Duke Energy Corp.                                                                    1,902
       37,300  Entergy Corp.                                                                        2,911
      163,955  Exelon Corp.                                                                         8,893
       86,800  Pepco Holdings, Inc.                                                                 1,793



================================================================================
                                                 Portfolio of Investments  |   8

================================================================================

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       66,700  Pinnacle West Capital Corp.                                                $         2,111
                                                                                          ---------------
                                                                                                   25,186
                                                                                          ---------------
               MULTI-UTILITIES (1.7%)
      145,700  CenterPoint Energy, Inc.                                                             1,678
       67,200  Dominion Resources, Inc.                                                             2,438
       82,900  MDU Resources Group, Inc.                                                            1,510
      105,900  NiSource, Inc.                                                                       1,372
      153,700  Sempra Energy                                                                        6,546
      143,200  Xcel Energy, Inc.                                                                    2,495
                                                                                          ---------------
                                                                                                   16,039
                                                                                          ---------------
               Total Utilities                                                                     41,225
                                                                                          ---------------
               Total Common Stocks (cost: $1,193,547)                                             910,041
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (0.8%)
       65,000  Financial Select Sector SPDR                                                         1,009
       27,900  MidCap SPDR Trust Series 1                                                           2,885
       38,000  SPDR Trust Series 1                                                                  3,680
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $9,066)                                           7,574
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $1,202,613)                                                                 917,615
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.6%)

               MONEY MARKET FUNDS (2.6%)
    24,851,657 State Street Institutional Liquid Reserves, 2.40% (a)(cost:  $24,852)               24,852
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
         4,236 AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.91%(a)(cost:  $4)               4
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $4)                                                                               4
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,227,469)                                     $         942,471
                                                                                          ===============

================================================================================
9   |  USAA GROWTH & INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================
                                                Portfolio of Investments  |   10

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================
11   |  USAA GROWTH & INCOME FUND

================================================================================
Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
---------------------------------------------------- ---------------------------
Level 1 - Quoted Prices                                            $942,471,000
Level 2 - Other Significant Observable Inputs                                 -
Level 3 - Significant Unobservable Inputs                                     -
---------------------------------------------------- ---------------------------
Total                                                              $942,471,000
---------------------------------------------------- ---------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

E. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

================================================================================
                                                Portfolio of Investments  |   12
depreciation of investments as of October 31, 2008, were $29,704,000 and $314,702,000, respectively, resulting in net unrealized depreciation of $284,998,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $932,844,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange(AMEX).

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
*    Non-income-producing security.

================================================================================
13   |  USAA GROWTH & INCOME FUND










ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.